Accounts Payable	9 Months Ended
May 31, 2012
Accounts Payable

NOTE 2 - Accounts Payable

At May 31, 2012, accounts payable consisted of $37,820 of professional services and $110,656 of trade payables, and accrued liabilities consisted of $8,438 of accrued interest on the Company's $1,000,000 outstanding bridge Loan agreement dated April 17, 2012.

At August 31, 2011, accounts payable consisted of $52,029 of professional services and $67,839 of trade payables, and accrued liabilities consisted of $156,109 due to the University of Illinois that was written off in 2012 (See “Note 4 - SolarWindow™ Technology;” University of Illinois at Urbana-Champaign Sponsored Research Agreement), $1,900 due an investor relations firm and $3,000 due to Veryst Engineering LLC.